Note 3 - Inventory (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Text Block]
Schedule of Inventory, Current [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Network equipment purchased for resale	¥287,786	¥350,976	$3,727
Work in process	¥464,289	¥950,708	$10,097

Total inventories	¥752,075	¥1,301,684	$13,824